RELATED PARTIES	6 Months Ended
Jun. 30, 2026
RELATED PARTIES
RELATED PARTIES

NOTE 11: — RELATED PARTIES

a.	Related parties consist of 10 directors (including the current CEO and the former CEO, whose employment terminated on January 31, 2026, and whose term on the Board ended on February 28, 2026) serving or who served for a period of time during the six months ended June 30, 2026 on the Company’s Board of Directors and 8 key officers (including the current CEO and the former CEO).
b.	Benefits to directors:

	For the period of
	six months ended
	June 30,
	2026	2025
	(unaudited)	(unaudited)

Compensation to directors not employed by the Group or on its behalf	$259	$45
Share-based payments to directors not employed by the Group or on its behalf	414	64
	$673	$109
Number of directors who received the above compensation from the Group	7	5

c.	Compensation of key management personnel of the Group recognized as an expense during the reporting period:

	For the period of
	six months ended
	June 30,
	2026	2025
	(unaudited)	(unaudited)
Short-term employee benefits	$867	$698
Share-based payments	288	369
	$1,155	$1,067
Number of key officers	8	7

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